Reportable Segments - Results of Operations by Geographic Area (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended											9 Months Ended				12 Months Ended
	Sep. 30, 2013		Dec. 31, 2012	Sep. 30, 2012		Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Sep. 30, 2013		Sep. 30, 2012		Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Revenues:
Total revenues	$ 237,762		$ 157,187	$ 165,301		$ 178,925	$ 176,569	$ 181,066	$ 176,589	$ 172,812	$ 156,179	$ 630,918		$ 520,795		$ 677,982	$ 686,646	$ 659,475
Operating gross margin:
Total operating gross margin	48,139		16,405	34,038		46,440	54,018	44,399	49,966	40,797	21,204	118,908		134,496		150,901	156,366	73,167
General and administrative expense	(14,188)	[1]		(8,905)	[1]							(49,449)	[1]	(21,822)	[1]	(46,052)	(31,314)	(30,728)
Impairments and other charges								(170,000)									(170,000)
Provision for reduction in carrying value of certain assets																0	(1,350)	(1,952)
Gain on disposition of assets, net	1,094			606								2,759		2,466		1,974	3,659	4,620
Total operating income (loss)	35,045		(8,317)	25,739		40,388	49,013	(133,215)	41,959	33,215	15,402	72,218		115,140		106,823	(42,639)	45,107
Interest expense	(13,127)			(8,171)								(33,874)		(25,133)		(33,542)	(22,594)	(26,805)
Changes in fair value of derivative positions	(5,218)			19								54		8		55	(110)
Loss on extinguishment of debt	(5,218)			(117)								(5,218)		(1,766)		(2,130)		(7,209)
Other	400			26								333		62		(382)	(325)	155
Income (loss) before income taxes	17,230			17,526								35,905		88,420		70,977	(65,412)	11,505
Long-lived assets:
Total long-lived assets	858,672		789,123					719,809				858,672				789,123	719,809
Scenario, Previously Reported [Member]
Long-lived assets:
Total long-lived assets			786,158													786,158
Africa and Middle East [Member]
Revenues:
Total revenues																26,528	6,774	22,621
Operating gross margin:
Total operating gross margin																(2,234)	(6,383)	659
Long-lived assets:
Total long-lived assets			25,032					28,427								25,032	28,427
Asia Pacific [Member]
Revenues:
Total revenues																39,400	38,477	26,416
Operating gross margin:
Total operating gross margin																(927)	1,933	2,374
Long-lived assets:
Total long-lived assets			15,723					18,300								15,723	18,300
CIS [Member]
Revenues:
Total revenues																122,304	176,421	149,963
Operating gross margin:
Total operating gross margin																6,840	26,402	8,139
Long-lived assets:
Total long-lived assets			106,774					119,282								106,774	119,282
Latin America [Member]
Revenues:
Total revenues																103,540	96,810	103,885
Operating gross margin:
Total operating gross margin																8,990	377	1,210
Long-lived assets:
Total long-lived assets			63,899					57,710								63,899	57,710
United States [Member]
Revenues:
Total revenues																386,210	368,164	356,590
Operating gross margin:
Total operating gross margin																138,232	134,037	60,785
Long-lived assets:
Total long-lived assets			$ 574,730					$ 496,090								$ 574,730	$ 496,090

[1]	General and administration expenses for field operations are included in operating expenses.